INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets, net

	Year ended December 31, 2019
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	320,600	216,203	23,209	604,931	73,935	662,307	1,901,185
Accumulated depreciation	(248,839)	(139,915)	—	(425,972)	(73,935)	—	(888,661)

Net book value at January 1, 2019	71,761	76,288	23,209	178,959	—	662,307	1,012,524

Opening net book value	71,761	76,288	23,209	178,959	—	662,307	1,012,524
Translation differences	(463)	—	—	—	—	—	(463)
Additions	31,812	12,580	24,265	—	—	—	68,657
Disposals / Consumptions	—	—	—	—	—	—	—
Transfers	(738)	27,954	(27,952)	—	—	—	(736)
Depreciation charge	(27,991)	(12,305)	—	(95,848)	—	—	(136,144)

Closing net book value	74,381	104,517	19,522	83,111	—	662,307	943,838

Values at the end of the year
Cost	342,857	256,736	19,522	604,929	73,935	662,307	1,960,286
Accumulated depreciation	(268,476)	(152,219)	—	(521,818)	(73,935)	—	(1,016,448)

Net book value at December 31, 2019	74,381	104,517	19,522	83,111	—	662,307	943,838

	Year ended December 31, 2018
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	249,379	216,196	10,333	604,931	73,935	662,307	1,817,081
Accumulated depreciation	(188,470)	(121,859)	—	(340,238)	(73,935)	—	(724,502)

Net book value at January 1, 2018	60,909	94,337	10,333	264,693	—	662,307	1,092,579

Opening net book value	60,909	94,337	10,333	264,693	—	662,307	1,092,579
Effect of initial inflation adjustment (Note 4 (cc))	4,966	—	—	—	—	—	4,966
Translation differences	(6,674)	—	—	—	—	—	(6,674)
Additions	27,594	10,243	2,641	—	—	—	40,478
Disposals / Consumptions	(87)	—	—	—	—	—	(87)
Transfers	480	(10,237)	10,235	—	—	—	478
Depreciation charge	(15,427)	(18,055)	—	(85,734)	—	—	(119,216)

Closing net book value	71,761	76,288	23,209	178,959	—	662,307	1,012,524

Values at the end of the year
Cost	320,600	216,203	23,209	604,931	73,935	662,307	1,901,185
Accumulated depreciation	(248,839)	(139,915)	—	(425,972)	(73,935)	—	(888,661)

Net book value at December 31, 2018	71,761	76,288	23,209	178,959	—	662,307	1,012,524
The Company has not registered any impairment charges in connection with Goodwill.